CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income for the year		$ 2,076,773	$ 3,957,833	$ 2,548,701
Adjustments for:
Depreciation and amortization		632,854	548,510	607,723
Impairment charge				76,725
Bargain purchase gain		(2,211)	(3,162)
Income tax accruals less payments		(222,510)	(143,391)	257,651
Equity in earnings of non-consolidated companies		(8,548)	(95,404)	(208,702)
Interest accruals less payments, net		(1,067)	(53,480)	1,480
Provision for the ongoing litigation related to the acquisition of participation in Usiminas		89,371
Changes in provisions		(25,155)	21,284	16,433
Reclassification of currency translation adjustment reserve	[1]		(878)	(71,252)
Changes in working capital	[2]	286,917	182,428	(2,131,245)
Others, including net foreign exchange differences		39,794	(18,667)	69,703
Net cash provided by operating activities		2,866,218	4,395,073	1,167,217
Cash flows from investing activities
Capital expenditures		(693,956)	(619,445)	(378,446)
Changes in advance to suppliers of property, plant and equipment		(10,391)	1,736	(18,901)
Acquisition of subsidiaries, net of cash acquired	[3]	31,446	(265,657)	(4,082)
Other investments at fair value			(1,126)
Additions to associated companies			(22,661)
Loan to joint-ventures		(5,551)	(3,754)
Proceeds from disposal of property, plant and equipment and intangible assets		28,963	12,881	48,458
Dividends received from non-consolidated companies		73,810	68,781	66,162
Changes in investments in securities		(821,478)	(1,857,272)	123,254
Net cash (used in) provided by investing activities		(1,397,157)	(2,686,517)	(163,555)
Cash flows from financing activities
Dividends paid		(757,786)	(636,511)	(531,242)
Dividends paid to non-controlling interest in subsidiaries		(5,862)	(18,967)	(10,432)
Changes in non-controlling interests		1,143	3,772	(1,407)
Acquisition of treasury shares		(1,439,589)	(213,739)
Payments of lease liabilities		(68,574)	(51,492)	(52,396)
Proceeds from borrowings		1,870,666	1,723,677	1,511,503
Repayments of borrowings		(1,999,427)	(1,931,747)	(1,094,370)
Net cash used in financing activities		(2,399,429)	(1,125,007)	(178,344)
(Decrease) increase in cash and cash equivalents		(930,368)	583,549	825,318
Movement in cash and cash equivalents
At the beginning of the year		1,616,597	1,091,433	318,067
Effect of exchange rate changes		(25,431)	(58,385)	(51,952)
(Decrease) increase in cash and cash equivalents		(930,368)	583,549	825,318
At December 31,		660,798	1,616,597	1,091,433
Cash and cash equivalents
Cash and bank deposits		675,256	1,637,821	1,091,527
Bank overdrafts		(14,458)	(21,224)	(94)
Cash and cash equivalents		$ 660,798	$ 1,616,597	$ 1,091,433

[1]	For the year 2022, related to NKKTubes’ cease of operations.
[2]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $30.3 million for 2024, $(16.7) million for 2023 and $4.2 million for 2022.
[3]	For the year 2024, related to the Mattr’s pipe coating business unit acquisition. For more information see note 34.